INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Write-off of associated limited NOLs	$ 87,000,000
Valuation allowance	81,142,000	$ 78,261,000
Increase (decrease) in valuation allowance	2,800,000
Uncertain tax positions	0
Accrued interest and penalties related to uncertain tax positions	0
Tax Year 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	233,600,000
Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 83,900,000